Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Cash	$ 613,606	$ 1,276,364
Prepaid expenses	299,227	297,371
Total current assets	912,833	1,573,735
Cash and securities held in trust account	170,064,998	170,027,342
Total Assets	170,977,831	171,601,077
Liabilities and Stockholders' Equity
Accounts payable and accrued expenses	410,781	129,388
Total current liabilities	410,781	129,388
Warrant liability	16,694,840	9,167,678
Total Liabilities	17,105,621	9,297,066
Commitments
Common stock subject to possible redemption, 14,887,220 shares at March 31, 2021; 15,730,400 shares at December 31, 2020, at redemption value	148,872,200	157,304,001
Stockholders' Equity:
Preferred stock, $0.001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value; 100,000,000 shares authorized; 6,590,780 shares issued and outstanding at March 31, 2021; 5,747,600 shares issued and outstanding at December 31, 2020, excluding 14,887,220 and 15,730,400 shares subject to possible redemption, respectively	6,591	5,748
Additional paid-in capital	12,313,299	3,882,343
Retained earnings (deficit)	(7,319,880)	1,111,919
Total stockholders' equity	5,000,010	5,000,010
Total Liabilities and Stockholders' Equity	$ 170,977,831	$ 171,601,077